Equity Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]

Note 15 – Equity Awards

The following table sets forth information on outstanding option and stock awards held by the named executive officers of the Company at September 30, 2021 and December 31, 2020, including the number of shares underlying both exercisable and un-exercisable portions of each stock option as well as the exercise price and the expiration date of each outstanding option. See Note to Notes to Consolidated Financial Statements.

Outstanding Equity Awards After Fiscal Year-End (1)
Name	Number of securities underlying unexercised options exercisable (1)(5)		Number of securities underlying unexercised options un-exercisable (2)	Option Exercise Price ($)	Option Grant Date	Option Expiration Date
Michael Mildebrandt	3,704	(3)(4)	8	$.001	11/01/2019	11/01/2023
Adrian Balinski	3,704	(3)(4)	8	$.001	11/01/2019	11/01/2023

(1)	7,408 shares were issued for Equity Awards during the year ended December 31, 2019.
(2)	All options vest 20% per year beginning on the first anniversary of their grant date.
(3)	Messrs. Mildebrandt and Balinski were each awarded 3,704 shares of restricted common stock as of October 31, 2020, for being officers and directors of the Company.
(4)	Mr. Mildebrandt and Mr. Balinski have resigned as officers and directors.
(5)	Mr. Charles O’Dowd, former president of ABCO, resigned on October 7, 2019. All options previously issued to Mr. O’Dowd expired on January 1, 2021 and none were exercised at any time.

An aggregate of 7,408 stock awards are outstanding under the Equity Incentive Plan (“EIP”) at June 30, 2021.

Effective January 9, 2021, the Company issued an aggregate of 5,000,000 restricted common shares for services rendered, of which 500,000 were awarded to Wayne Marx, an officer and Director, 3,500,000 shares to an LLC controlled by David Shorey, President, CEO and CFO, and 1,000,000 shares to an outside consultant.

Note 15 – Equity Awards

The following table sets forth information on outstanding option and stock awards held by the named executive officers of the Company at December 31, 2020 and December 31, 2019, including the number of shares underlying both exercisable and un-exercisable portions of each stock option as well as the exercise price and the expiration date of each outstanding option. See Note to Notes to Consolidated Financial Statements.

Outstanding Equity Awards After Fiscal Year-End (1)
Name	Number of securities underlying unexercised options exercisable (1)		Number of securities underlying unexercised options un-exercisable (2)	Option Exercise Price ($)	Option Grant Date	Option Expiration Date
Charles O’Dowd	1,852	(3)	0	$.001	01/01/2017	01/01/2021
Wayne Marx	1,852		0	$.001	01/01/2017	01/01/2021
Mikael Mildebrandt	3,704	(4)(5)	8	$.001	11/01/2019	11/01/2023
Adrian Balinski	3,704	(4)(5)	8	$.001	11/01/2019	11/01/2023

(1)	7,408 shares were issued for Equity Awards during the year ended December 31, 2020.

(2)	All options vest 20% per year beginning on the first anniversary of their grant date.
(3)	This option was terminated when Mr. O’Dowd resigned from the Company in October 2019.
(4)	Messrs. Mildebrandt and Balinski were each awarded 3,704 shares of restricted common stock as of October 31, 2020, for being officers and directors of the Company.
(5)	Messers. Mildebrandt and Balinski have resigned as officers and directors.

An aggregate of 12,471 stock awards are outstanding under the Equity Incentive Plan (“EIP”) as of December 31, 2020. An aggregate of 5,000,000 stock awards were issued in 2021, of which, 3,500,000 were held by Consultants controlled by Mr. Shorey, 500,000 were held by Mr. Marx and 1,000,000 which are held by an unrelated consultant.